Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	31,150	38,327	48,656
Weighted average remaining term (years)	2 years 11 months 1 day
Weighted average exercise price, options outstanding (in CAD per share)	$ 42.37	$ 35.88	$ 37.53
Stock options exercisable (in shares) | shares	5,522	7,841
Weighted average exercise price, options exercisable (in CAD per share)	$ 37.60	$ 39.19
$20.76 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	7,821
Weighted average remaining term (years)	2 years 11 months 23 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 27.14
Stock options exercisable (in shares) | shares	982
Weighted average exercise price, options exercisable (in CAD per share)	$ 24.07
$20.76 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.76
$20.76 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	11,266
Weighted average remaining term (years)	1 year 10 months 2 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 36.60
Stock options exercisable (in shares) | shares	2,672
Weighted average exercise price, options exercisable (in CAD per share)	$ 36.83
$30.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $49.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	4,503
Weighted average remaining term (years)	2 years 7 months 13 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 41.50
Stock options exercisable (in shares) | shares	1,682
Weighted average exercise price, options exercisable (in CAD per share)	$ 42.73
$40.00 - $49.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $49.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $59.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	555
Weighted average remaining term (years)	4 years 10 months 9 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 54.24
Stock options exercisable (in shares) | shares	1
Weighted average exercise price, options exercisable (in CAD per share)	$ 54.24
$50.00 - $59.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $69.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	4,718
Weighted average remaining term (years)	4 years 5 months 26 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 64.84
Stock options exercisable (in shares) | shares	1
Weighted average exercise price, options exercisable (in CAD per share)	$ 64.15
$60.00 - $69.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $69.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $79.71
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,287
Weighted average remaining term (years)	4 years 10 months 17 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 75.40
Stock options exercisable (in shares) | shares	184
Weighted average exercise price, options exercisable (in CAD per share)	$ 73.83
$70.00 - $79.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $79.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 79.71